As filed with the Securities and Exchange Commission on April 7, 2017

File No. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4	☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor,
Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-1844

Alice A. Pellegrino
Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 7th day of April, 2017.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Darek Wojnar	President	April 7, 2017
Darek Wojnar	(Chief Executive Officer)

/s/ Albert Y. Lee	Treasurer	April 7, 2017
Albert Y. Lee	(Chief Financial Officer)

*	Trustee	April 7, 2017
Robin C. Beery

*	Trustee	April 7, 2017
Naozer Dadachanji

*	Chairman of the Board and Trustee	April 7, 2017
Theodore J. Lucas

*	Trustee	April 7, 2017
David Sung

/s/ Alice A. Pellegrino		April 7, 2017
* By: Alice A. Pellegrino
Attorney-in-fact
*Pursuant to Powers of Attorney
(previously filed)

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document